Key Sources of Estimation Uncertainty and Critical Accounting Judgments	12 Months Ended
Dec. 31, 2024
Disclosure Of Key Sources Of Estimation Uncertainty And Critical Accounting Judgments [Abstract]
Key Sources of Estimation Uncertainty and Critical Accounting Judgments	Key Sources of Estimation Uncertainty and Critical Accounting Judgments
The preparation of the Company’s consolidated financial statements in conformity with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates.
Information about significant sources of estimation uncertainty and judgments made by management in preparing the consolidated financial statements are described below.
AAttributable Reserve and Resource Estimates
Stream, royalty and other interests are a significant class of assets of the Company, with a carrying value of $1,489.4 million at December 31, 2024 (2023 — $1,560.4 million). This amount represents the capitalized expenditures related to the acquisition of the Stream, royalty and other interests net of accumulated depletion and any impairments. The Company estimates the Mineral Reserves and Mineral Resources relating to each interest. Management estimates Mineral Reserves and Mineral Resources based on information compiled by appropriately qualified persons. Mineral Reserves and Mineral Resources are estimates of the amount of minerals that can be economically and legally extracted from the mining properties at which the Company has Stream and royalty interests, adjusted where applicable to reflect the Company’s percentage entitlement to minerals produced from such mines. The public disclosures of Mineral Reserves and Mineral Resources that are released by the operators of the interests involve assessments of geological and geophysical studies and economic data and the reliance on a number of assumptions, including commodity prices and production costs. The estimates of Mineral Reserves and Mineral Resources may change based on additional knowledge gained subsequent to the initial assessment. Changes in the estimates of Mineral Reserves or Mineral
Resources may impact the carrying value of the Company’s Stream, royalty and other interests and depletion charges.
The Company’s Stream and royalty interests are depleted on a units-of-production basis, with estimated recoverable Mineral Reserves and Mineral Resources being used to determine the depletion rate for each of the Company’s Stream and royalty interests. These calculations require determination of the amount of recoverable Mineral Resources to be converted into Mineral Reserves. Changes to depletion rates are accounted for prospectively.
BInvestments
In the normal course of operations, the Company invests in equity interests of other entities. In such circumstances, management considers whether the facts and circumstances pertaining to each such investment result in the Company obtaining control, joint control or significant influence over the investee entity. In some cases, the determination of whether or not the Company controls, jointly controls or significantly influences the investee entities requires the application of significant management judgment to consider individually and collectively such factors as:
•The purpose and design of the investee entity.
•The ability to exercise power, through substantive rights, over the activities of the investee entity that significantly affects its returns.
•The size of the Company’s equity ownership and voting rights, including potential voting rights.
•The size and dispersion of other voting interests, including the existence of voting blocks.
•Other investments in or relationships with the investee entity including, but not limited to, current or possible board representation, royalty and/or Stream investments, loans and other types of financial support, material transactions with the investee entity, interchange of managerial personnel or consulting positions.
•Other relevant and pertinent factors.
If it is determined that the Company neither has control, joint control or significant influence over an investee entity, the Company accounts for the corresponding investment in equity interest at fair value through other comprehensive income as further described in note 2.
CIncome Taxes
The interpretation of existing tax laws or regulations in Canada, the United States of America, Australia, Argentina, Ecuador, Türkiye, Guernsey, Mexico, Brazil, Chile or any of the countries in which the mining operations are located or to which shipments of gold and other metals are made requires the use of judgment. Differing interpretation of these laws or regulations could result in an increase in the Company’s taxes, or other governmental charges, duties or impositions. To the extent there are uncertain tax provisions, the Company measures the impact of the uncertainty using the method that best predicts the resolution of the uncertainty. The judgments and estimates made to recognize and measure the effect of uncertain tax treatments are reassessed whenever circumstances change or when there is new information that affects those judgments. In addition, the recoverability of deferred income tax assets, including expected periods of reversal of temporary differences and expectations of future taxable income, are assessed by management at the end of each reporting period and adjusted, as necessary, on a prospective basis. Refer to note 10 for more information.
DImpairment of Assets
There is judgment required to determine whether any indication of impairment exists at the end of each reporting period for each Stream, royalty and other interest and investment in associate, including assessing whether there are observable indications that the asset’s value has declined during the period. Management uses judgment when assessing whether there are indicators of impairment, such as significant changes in future commodity prices, discount rates, operator Mineral Reserve and Mineral Resource estimates or other relevant information received from the operators that indicates production from Stream and royalty interests will not likely occur or may be significantly reduced in the future. If such an indication exists, the recoverable amount of the interest is estimated in order to determine the extent of the impairment (if any). The recoverable amount is the higher of the fair value less costs of disposal and value in use. The calculation of the recoverable amount requires the use of estimates and assumptions such as long-term commodity prices, discount rates, and operating performance.
The recoverable amount is determined using a discounted cash flow model. The discount rate is based on the Company’s weighted average cost of capital, adjusted for various risks. The expected future cash flows are management’s best estimates of expected future revenues and costs. Under each method, expected future revenues reflect the estimated future production for each mine at which the Company has a Stream or royalty based on detailed life of mine plans received from each of the mine operators. Included in these forecasts is the production of Mineral Resources that do not currently qualify for inclusion in proven and probable Mineral Reserves where there is a high degree of confidence in its economic extraction. This is consistent with the methodology that is used to measure value beyond proven and probable Mineral Reserves when determining the fair value attributable to acquired Stream and royalty interests. Expected future revenues also reflect management’s estimated long term metal prices, which are determined based on current prices, forward pricing curves and forecasts of expected long-term metal prices prepared by analysts. These estimates often differ from current price levels but are consistent with how a market participant would assess future long-term metal prices. Estimated future cash costs are established based on the terms of each Stream, royalty and other interest, as disclosed in note 16 to the financial statements.
EAccounting for Acquisition of Assets and Stream, Royalty and Other Interests
The Company’s business is the acquisition of Streams, royalties and other interests. Each Stream, royalty and other interest has its own unique terms and judgment is required to assess the appropriate accounting treatment. The determination of whether an acquisition should be accounted for as a Stream, royalty and other interest or a financial instrument requires the consideration of factors such as (i) the terms of the agreement; (ii) the applicability of the own use exemption under IFRS 9; (iii) whether there is a contractual commitment to repay amounts under the Stream; and (iv) the expected timing and amount of future deliveries of gold, silver and other commodities under the Stream with reference to the existing mine plan.
The assessment of whether an acquisition meets the definition of a business, or a group of assets acquired is another area of key judgment. If deemed to be a business combination, applying the acquisition method to business combinations requires each identifiable asset and liability to be measured at its acquisition date fair value. The excess, if any, of the fair value of the consideration over the fair value of the net identifiable assets acquired is recognized as goodwill. If deemed to be an asset acquisition, consideration paid on acquisition date is allocated on a pro-rata basis to the assets acquired based on their relative fair value. For both business combinations and acquisitions of a group of assets, the determination of the acquisition date fair values often requires management to make assumptions and estimates about future events.
To estimate the fair value of Stream, royalty and other interests, management utilizes a discounted cash flow model. The assumptions and estimates with respect to determining the fair value of Stream, royalty and other interests generally require a high degree of judgment and include estimates of conversion of Mineral Reserves and Mineral Resources acquired, estimated future production, future commodity prices and discount rates. Estimates of Mineral Reserves and Mineral Resources along with the estimated future production serve to determine the mine life. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets and liabilities. Similar judgments are applied to Stream, royalty and other interests received as consideration.
FFunctional Currency
The functional currency for each of the Company’s subsidiaries and associates is the currency of the primary economic environment in which the entity operates. Determination of functional currency may involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determine the primary economic environment.